Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 98.9%
Australia 1.9%
Dyno Nobel Ltd.	693,154	1,841,508
Megaport Ltd.*	35,673	453,525
Orora Ltd.	953,769	979,419
Silex Systems Ltd.*	193,515	630,800
(Cost $4,158,304)		3,905,252
Austria 0.4%
DO & Co. AG (Cost $710,464)	3,558	829,385
Bermuda 0.9%
Essent Group Ltd. (Cost $1,580,611)	27,404	1,807,568
Canada 3.0%
Aecon Group, Inc.	17,170	553,982
Americas Gold & Silver Corp.*	122,634	466,269
Aurinia Pharmaceuticals, Inc.*	49,614	738,256
Badger Infrastructure Solutions Ltd.	17,801	1,128,364
Finning International, Inc.	15,745	1,043,414
Richelieu Hardware Ltd.	14,661	370,852
Russel Metals, Inc.	34,368	1,648,958
(Cost $3,994,923)		5,950,095
Denmark 0.9%
ISS A/S	20,646	915,355
NKT A/S*	6,274	856,638
(Cost $1,542,201)		1,771,993
Finland 0.3%
Kemira Oyj (Cost $762,755)	32,541	639,484
France 1.9%
Eiffage SA	11,165	1,590,599
Elis SA	27,117	776,026
Unibail-Rodamco-Westfield (REIT)*	12,312	1,498,057
(Cost $3,020,689)		3,864,682
Germany 1.8%
Bilfinger SE	4,610	440,292
HOCHTIEF AG	4,444	2,278,715
Nordex SE*	9,805	436,050
SMA Solar Technology AG*	8,455	516,854
(Cost $2,577,254)		3,671,911
Hong Kong 0.4%
Man Wah Holdings Ltd. (a) (Cost $1,079,397)	1,923,600	774,374

Ireland 0.3%
Smurfit Westrock PLC (b) (Cost $646,577)	14,022	644,591
Israel 0.5%
Qualitau Ltd.	3,905	651,748
Radware Ltd.* (c)	13,934	364,931
(Cost $1,223,241)		1,016,679
Italy 1.3%
Buzzi SpA	39,739	1,890,871
Maire SpA	42,863	641,476
(Cost $1,477,922)		2,532,347
Japan 6.5%
Alfresa Holdings Corp.	59,900	869,547
BML, Inc.	26,300	590,724
Comture Corp.	53,400	480,808
HIS Co., Ltd.	110,900	713,468
Hokkaido Electric Power Co., Inc. (a)	177,200	1,133,325
K&O Energy Group, Inc.	90,300	1,030,644
Macnica Holdings, Inc.	51,900	1,053,790
Mitsubishi Research Institute, Inc.	22,300	674,803
PHC Holdings Corp.	94,900	653,336
Seino Holdings Co., Ltd.	66,500	1,099,488
Ship Healthcare Holdings, Inc.	49,100	787,290
Suzuken Co., Ltd.	31,900	1,019,885
TechMatrix Corp.	64,200	826,138
TV Asahi Holdings Corp.	52,300	1,024,520
Zenkoku Hosho Co., Ltd.	50,300	988,950
(Cost $12,403,289)		12,946,716
Jersey 0.3%
Novocure Ltd.* (c) (Cost $481,100)	35,766	530,767
Korea 1.6%
Aekyung Chemical Co., Ltd.	64,944	376,732
F&F Co., Ltd.	15,432	872,228
Hansol Chemical Co., Ltd.	4,007	576,488
OCI Holdings Co., Ltd.	3,920	519,909
TK Corp.	34,146	524,370
Wonik Materials Co., Ltd.	15,989	348,867
(Cost $3,136,568)		3,218,594
Netherlands 0.5%
Akzo Nobel NV	9,626	673,738
Pharming Group NV*	340,320	349,562
(Cost $966,367)		1,023,300
Puerto Rico 1.6%
Popular, Inc. (Cost $1,542,116)	18,555	3,251,022
Spain 0.3%
Grifols SA (a) (Cost $546,693)	45,509	522,435

Sweden 0.2%
BioGaia AB "B" (Cost $347,750)	34,599	420,614
Switzerland 2.5%
Accelleron Industries AG	9,001	813,406
Huber & Suhner AG (Registered)	7,216	1,694,655
International Workplace Group PLC	299,899	796,912
Siegfried Holding AG (Registered)	17,620	1,654,390
(Cost $3,940,015)		4,959,363
United Kingdom 5.7%
Clarkson PLC	7,782	495,943
Computacenter PLC	26,975	1,672,576
Drax Group PLC	177,523	1,762,895
Genus PLC	23,069	682,897
Greggs PLC	32,026	811,590
nVent Electric PLC (b)	6,663	1,024,969
Softcat PLC	37,625	979,733
TechnipFMC PLC (b)	55,950	4,009,377
(Cost $4,937,725)		11,439,980
United States 66.1%
ACM Research, Inc. "A"*	24,099	1,891,049
Adeia, Inc.	106,098	2,827,512
Aeva Technologies, Inc.* (a)	51,764	907,941
Affiliated Managers Group, Inc.	11,753	4,310,178
AH Realty Trust, Inc. (REIT)	86,749	603,773
Alcoa Corp.	8,665	392,179
Alpha & Omega Semiconductor Ltd.*	20,295	644,163
Ambarella, Inc.*	11,716	1,007,576
Americold Realty Trust, Inc. (REIT)	55,692	784,700
Antero Midstream Corp.	34,427	756,361
Apple Hospitality REIT, Inc. (REIT)	47,128	778,083
Ashland, Inc.	15,692	1,139,396
Aspen Aerogels, Inc.*	206,899	957,942
Benchmark Electronics, Inc.	43,856	3,498,393
Bloom Energy Corp. "A"*	5,110	1,051,689
BridgeBio Pharma, Inc.*	45,923	3,677,973
Brinker International, Inc.*	4,866	1,039,864
Bunge Global SA	7,414	787,589
Butterfly Network, Inc.* (a)	304,250	2,163,218
C.H. Robinson Worldwide, Inc.	7,235	1,068,827
Cal-Maine Foods, Inc.	8,803	772,727
Cavco Industries, Inc.*	803	439,265
Cboe Global Markets, Inc.	4,084	1,266,979
CECO Environmental Corp.*	23,250	1,531,981
Ceribell, Inc.*	41,504	734,206
Clean Energy Fuels Corp.*	331,010	642,159
ClearPoint Neuro, Inc.* (a)	59,542	889,557
Clearway Energy, Inc. "C"	33,806	1,072,664
CNX Resources Corp.*	62,359	2,232,452
Coeur Mining, Inc.	89,714	1,337,636
Curtiss-Wright Corp.	3,024	2,189,376
Devon Energy Corp.	19,656	887,075
Dick's Sporting Goods, Inc.	2,927	573,429
Dream Finders Homes, Inc. "A"* (a)	40,002	511,626
Ducommun, Inc.*	19,600	3,508,792

Duolingo, Inc.*	5,566	750,352
Easterly Government Properties, Inc. (REIT)	19,147	466,421
EastGroup Properties, Inc. (REIT)	5,600	1,170,456
EchoStar Corp. "A"*	9,456	795,155
EMCOR Group, Inc.	1,122	894,716
Enact Holdings, Inc.	45,528	2,154,385
Enphase Energy, Inc.*	12,541	470,789
Essential Properties Realty Trust, Inc. (REIT)	19,557	611,939
Everus Construction Group, Inc.*	9,234	1,158,221
Expedia Group, Inc.	2,309	680,555
Federal Agricultural Mortgage Corp. "C"	10,624	2,418,022
Forestar Group, Inc.*	25,256	710,956
Four Corners Property Trust, Inc. (REIT)	75,848	1,941,709
Freshpet, Inc.*	7,580	451,313
Hasbro, Inc.	19,495	1,831,360
Healthpeak Properties, Inc. (REIT)	54,297	1,185,304
Hecla Mining Co.	68,551	967,940
Hims & Hers Health, Inc.*	12,734	353,623
Impinj, Inc.*	4,867	736,669
Ingredion, Inc.	10,267	1,021,156
Insmed, Inc.*	3,982	392,625
Installed Building Products, Inc.	2,006	447,218
International Paper Co.	13,495	551,001
Kimco Realty Corp. (REIT)	21,313	543,055
Kite Realty Group Trust (REIT)	35,511	1,016,325
Kontoor Brands, Inc.	9,487	794,441
Ladder Capital Corp. (REIT)	58,393	558,237
Lamb Weston Holdings, Inc.	11,364	597,178
LGI Homes, Inc.*	11,950	652,112
Lifeway Foods, Inc.*	14,455	430,470
Lumentum Holdings, Inc.*	4,433	3,164,896
Madison Square Garden Sports Corp.*	9,834	3,871,449
Marcus & Millichap, Inc.	43,323	1,332,182
MaxLinear, Inc.*	17,608	1,176,567
MDU Resources Group, Inc.	54,711	1,091,484
Merchants Bancorp. (a)	35,983	1,985,542
Meritage Homes Corp.	8,638	606,388
MGIC Investment Corp.	42,266	1,269,671
Moderna, Inc.*	5,835	319,875
Murphy USA, Inc.	822	499,579
National HealthCare Corp. (a)	9,699	2,192,265
Neogen Corp.*	73,908	889,852
NMI Holdings, Inc.*	24,256	1,074,541
Pilgrim's Pride Corp.	29,854	816,805
Pinnacle Financial Partners, Inc.	21,896	2,304,116
Primo Brands Corp.	39,326	892,700
QXO, Inc.*	66,040	878,327
Radian Group, Inc.	23,142	902,307
Ralph Lauren Corp.	3,954	1,503,864
Regal Rexnord Corp.	2,547	522,721
Reinsurance Group of America, Inc.	10,143	2,402,370
Revolution Medicines, Inc.*	2,241	420,255
Richtech Robotics, Inc. "B"* (a)	385,243	547,045
Rush Enterprises, Inc. "A"	35,274	2,814,512
Sandisk Corp.*	975	1,184,459
Seaboard Corp.	94	414,846
Sensata Technologies Holding PLC	17,223	797,253
SentinelOne, Inc. "A"*	116,484	2,220,185

SiTime Corp.*	3,883	2,078,182
SkyWest, Inc.*	27,670	2,959,860
Solaris Energy Infrastructure, Inc.	5,418	278,539
Stride, Inc.*	19,093	1,532,977
T1 Energy, Inc.*	46,979	195,902
TETRA Technologies, Inc.*	60,081	462,624
Trupanion, Inc.*	28,222	691,157
Tyson Foods, Inc. "A"	21,469	1,244,343
Unum Group	21,975	1,892,267
Utz Brands, Inc.	54,141	764,471
Valaris Ltd.*	11,137	881,939
VF Corp.	33,605	481,224
Viking Therapeutics, Inc.*	10,772	341,903
Walker & Dunlop, Inc.	12,939	642,939
Williams-Sonoma, Inc.	10,204	2,333,247
Wolfspeed, Inc.* (a)	22,418	529,513
Zions Bancorp. NA	23,038	1,605,749
(Cost $88,469,910)		132,644,925
Total Common Stocks (Cost $139,545,871)		198,366,077

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d) (e) (Cost $2,552,250)	2,552,250	2,552,250

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.7% (d) (Cost $2,241,617)	2,241,617	2,241,617

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $144,339,738)	101.3	203,159,944
Other Assets and Liabilities, Net	(1.3)	(2,532,757)
Net Assets	100.0	200,627,187
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d) (e)
1,730,288	821,962 (f)	—	—	—	36,879	—	2,552,250	2,552,250
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.7% (d)
1,704,655	22,021,723	21,484,761	—	—	96,272	—	2,241,617	2,241,617
3,434,943	22,843,685	21,484,761	—	—	133,151	—	4,793,867	4,793,867

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $6,225,222, which is 3.1% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,069,324.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

REIT: Real Estate Investment Trust
At July 31, 2026 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	40,233,909	20%
Financials	31,525,998	16%
Information Technology	29,691,849	15%
Health Care	21,195,055	10%
Consumer Discretionary	17,849,159	9%
Materials	14,303,971	7%
Real Estate	13,439,872	7%
Energy	10,150,527	5%
Consumer Staples	8,193,600	4%
Utilities	6,091,013	3%
Communication Services	5,691,124	3%
Total	198,366,077	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,905,252	$—	$3,905,252
Austria	—	829,385	—	829,385
Bermuda	1,807,568	—	—	1,807,568
Canada	5,950,095	—	—	5,950,095
Denmark	—	1,771,993	—	1,771,993
Finland	—	639,484	—	639,484
France	—	3,864,682	—	3,864,682
Germany	—	3,671,911	—	3,671,911
Hong Kong	—	774,374	—	774,374
Ireland	644,591	—	—	644,591
Israel	364,931	651,748	—	1,016,679
Italy	—	2,532,347	—	2,532,347
Japan	—	12,946,716	—	12,946,716
Jersey	530,767	—	—	530,767
Korea	—	3,218,594	—	3,218,594
Netherlands	—	1,023,300	—	1,023,300
Puerto Rico	3,251,022	—	—	3,251,022
Spain	—	522,435	—	522,435
Sweden	—	420,614	—	420,614
Switzerland	—	4,959,363	—	4,959,363
United Kingdom	5,034,346	6,405,634	—	11,439,980
United States	132,644,925	—	—	132,644,925
Short-Term Investments (a)	4,793,867	—	—	4,793,867
Total	$155,022,112	$48,137,832	$—	$203,159,944

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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